NATIONWIDE

VLI SEPARATE

ACCOUNT-3

Annual Report

to

Contract Owners

December 31, 2012

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide VLI Separate Account-3:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-3 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

Stock Index Fund, Inc. - Initial Shares (DSIF)
6,987 shares (cost $208,058)	$222,619
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2,421 shares (cost $63,541)	80,472
Emerging Markets Debt Portfolio - Class I (MSEM)
2,670 shares (cost $21,526)	25,419
U.S. Real Estate Portfolio - Class I (MSVRE)
7,104 shares (cost $70,060)	110,744
NVIT International Equity Fund - Class III (GIG3)
126 shares (cost $1,121)	1,155
NVIT Core Bond Fund - Class I (NVCBD1)
110 shares (cost $1,187)	1,247
NVIT Nationwide Fund - Class I (TRF)
660,179 shares (cost $6,770,031)	6,727,223
NVIT Government Bond Fund - Class I (GBF)
86,866 shares (cost $1,014,196)	1,010,251
American Century NVIT Growth Fund - Class I (CAF)
162,861 shares (cost $1,763,188)	2,540,637
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
5,073 shares (cost $41,973)	50,675
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
3,529 shares (cost $33,718)	36,703
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
17,157 shares (cost $179,916)	193,191
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
21,977 shares (cost $219,054)	245,266
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
5,968 shares (cost $60,369)	65,593
NVIT Money Market Fund - Class I (SAM)
294,422 shares (cost $294,422)	294,422
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
403 shares (cost $3,423)	4,055
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,264 shares (cost $11,257)	13,323
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2,665 shares (cost $23,134)	24,968
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
81 shares (cost $828)	866
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
96 shares (cost $911)	997
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
18,296 shares (cost $192,061)	215,888
NVIT Multi-Manager Small Company Fund - Class I (SCF)
5,486 shares (cost $85,894)	107,360
VP Balanced Fund - Class I (ACVB)
28,801 shares (cost $180,070)	205,353
VP Capital Appreciation Fund - Class I (ACVCA)
6,925 shares (cost $84,299)	100,696
VP Income & Growth Fund - Class I (ACVIG)
2,810 shares (cost $13,850)	19,390
VP International Fund - Class I (ACVI)
4,319 shares (cost $31,057)	38,571
VP Ultra(R) Fund - Class I (ACVU1)
120 shares (cost $1,103)	1,293

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

VP Value Fund - Class I (ACVV)
23,293 shares (cost $148,007)	151,872
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
1,591 shares (cost $15,148)	21,574
Appreciation Portfolio - Initial Shares (DCAP)
217 shares (cost $7,429)	8,768
Growth and Income Portfolio - Initial Shares (DGI)
850 shares (cost $16,568)	18,762
Quality Bond Fund II - Primary Shares (FQB)
1,950 shares (cost $22,065)	23,006
Equity-Income Portfolio - Initial Class (FEIP)
9,752 shares (cost $196,432)	194,454
High Income Portfolio - Initial Class (FHIP)
6,522 shares (cost $33,482)	37,892
VIP Asset Manager Portfolio - Initial Class (FAMP)
2,000 shares (cost $27,673)	30,339
VIP Contrafund Portfolio - Initial Class (FCP)
17,694 shares (cost $442,308)	467,842
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
718 shares (cost $12,587)	15,651
VIP Growth Portfolio - Initial Class (FGP)
6,544 shares (cost $220,984)	275,176
VIP Overseas Portfolio - Initial Class (FOP)
4,357 shares (cost $66,225)	70,112
VIP Value Strategies Portfolio - Service Class (FVSS)
1,324 shares (cost $10,978)	14,671
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
1,483 shares (cost $17,050)	16,244
Balanced Portfolio - I Class Shares (AMBP)
49,863 shares (cost $476,515)	571,926
Growth Portfolio - I Class Shares (AMTG)
6,963 shares (cost $106,971)	145,603
Guardian Portfolio - I Class Shares (AMGP)
921 shares (cost $16,439)	18,795
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
3,258 shares (cost $32,674)	37,798
Balanced Fund/VA - Non-Service Shares (OVMS)
1,455 shares (cost $18,587)	18,211
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2,645 shares (cost $97,304)	119,180
Core Bond Fund/VA - Non-Service Shares (OVB)
3,027 shares (cost $27,593)	25,006
Global Securities Fund/VA - Non-Service Shares (OVGS)
4,859 shares (cost $132,104)	158,173
VIP Trust - Global Bond Fund: Initial Class (VWBF)
8,106 shares (cost $90,228)	96,621
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
9,057 shares (cost $99,212)	122,274
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
3,166 shares (cost $101,729)	92,237
Advantage VT Discovery Fund (SVDF)
2,549 shares (cost $47,953)	64,138
Advantage VT Opportunity Fund - Class 2 (SVOF)
5,781 shares (cost $97,132)	115,917
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2 shares (cost $35)	35

Total Investments	$15,270,654

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Other Accounts Receivable	2,132
Accounts Receivable-VP Ultra(R) Fund - Class I (ACVU1)	3
Accounts Receivable-NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	3

Accounts Payable-Balanced Portfolio - I Class Shares (AMBP)	(921)
Accounts Payable-NVIT Core Bond Fund - Class I (NVCBD1)	(4)
Accounts Payable-NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	(4)
Accounts Payable-NVIT Large Cap Growth Fund - Class I (NVOLG1)	(35)

$15,271,828

Contract Owners’ Equity:
Accumulation units	15,271,828

Total Contract Owners’ Equity (note 8)	$15,271,828

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	DSIF	DSRG	MSEM	MSVRE	GIG3	NVNMO1	NVCBD1
Reinvested dividends	$191,768	4,886	632	1,596	1,017	10	1	37
Asset charges (note 3)	(103,248)	(1,531)	(511)	(263)	(717)	(11)	(8)	(11)

Net investment income (loss)	88,520	3,355	121	1,333	300	(1)	(7)	26

Realized gain (loss) on investments	(197,844)	(2,784)	2,950	4,926	4,032	(18)	243	1
Change in unrealized gain (loss) on investments	1,927,733	20,988	5,762	1,454	12,307	198	(105)	42

Net gain (loss) on investments	1,729,889	18,204	8,712	6,380	16,339	180	138	43

Reinvested capital gains	89,070	12,738	-	-	-	-	152	8

Net increase (decrease) in contract owners’ equity resulting from operations	$1,907,479	34,297	8,833	7,713	16,639	179	283	77

Investment Activity:	TRF	GBF	CAF	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC
Reinvested dividends	$94,968	22,878	14,268	761	639	3,167	3,950	1,112
Asset charges (note 3)	(45,587)	(6,806)	(17,717)	(365)	(293)	(1,078)	(1,654)	(318)

Net investment income (loss)	49,381	16,072	(3,449)	396	346	2,089	2,296	794

Realized gain (loss) on investments	(196,047)	(3,032)	14,659	1,378	505	(482)	(3,433)	2
Change in unrealized gain (loss) on investments	1,019,505	(22,031)	320,964	5,764	205	15,978	29,437	3,472

Net gain (loss) on investments	823,458	(25,063)	335,623	7,142	710	15,496	26,004	3,474

Reinvested capital gains	-	34,830	-	-	500	-	-	266

Net increase (decrease) in contract owners’ equity resulting from operations	$872,839	25,839	332,174	7,538	1,556	17,585	28,300	4,534

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	SAM	NVMIG3	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCVF	SCF
Reinvested dividends	$-	24	65	324	-	11	1,762	164
Asset charges (note 3)	(1,473)	(32)	(138)	(269)	(25)	(7)	(1,225)	(752)

Net investment income (loss)	(1,473)	(8)	(73)	55	(25)	4	537	(588)

Realized gain (loss) on investments	-	33	1,806	1,398	931	6	(7,287)	(14,797)
Change in unrealized gain (loss) on investments	-	520	1,127	5,830	(617)	30	49,966	32,456

Net gain (loss) on investments	-	553	2,933	7,228	314	36	42,679	17,659

Reinvested capital gains	-	-	564	-	542	92	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,473)	545	3,424	7,283	831	132	43,216	17,071

Investment Activity:	NVOLG1	NVRE1	ACVB	ACVCA	ACVIG	ACVI	ACVU1	ACVV
Reinvested dividends	$35	90	4,401	-	411	511	-	3,118
Asset charges (note 3)	(18)	(243)	(1,383)	(948)	(154)	(307)	(12)	(921)

Net investment income (loss)	17	(153)	3,018	(948)	257	204	(12)	2,197

Realized gain (loss) on investments	(143)	13,965	(428)	9,276	245	(7,894)	75	(11,401)
Change in unrealized gain (loss) on investments	1	(9,757)	20,484	3,640	2,118	17,421	138	31,866

Net gain (loss) on investments	(142)	4,208	20,056	12,916	2,363	9,527	213	20,465

Reinvested capital gains	-	6,166	-	9,339	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(125)	10,221	23,074	21,307	2,620	9,731	201	22,662

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	DVSCS	DCAP	DGI	FQB	FEIP	FHIP	FAMP	FCP
Reinvested dividends	$109	385	258	2,891	5,913	2,137	462	6,217
Asset charges (note 3)	(171)	(84)	(139)	(296)	(1,223)	(229)	(156)	(3,232)

Net investment income (loss)	(62)	301	119	2,595	4,690	1,908	306	2,985

Realized gain (loss) on investments	2,926	301	(60)	3,480	(12,002)	(35)	186	(40,014)
Change in unrealized gain (loss) on investments	(337)	609	2,629	(1,429)	25,585	2,744	1,944	120,695

Net gain (loss) on investments	2,589	910	2,569	2,051	13,583	2,709	2,130	80,681

Reinvested capital gains	844	-	-	-	12,198	-	221	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,371	1,211	2,688	4,646	30,471	4,617	2,657	83,666

Investment Activity:	FGOP	FGP	FOP	FVSS	AMTB	AMBP	AMTG	AMGP
Reinvested dividends	$65	1,658	1,312	70	479	-	-	52
Asset charges (note 3)	(158)	(1,802)	(529)	(145)	(135)	(3,868)	(887)	(111)

Net investment income (loss)	(93)	(144)	783	(75)	344	(3,868)	(887)	(59)

Realized gain (loss) on investments	3,958	13,183	(23,472)	(1,303)	(151)	8,867	6,533	67
Change in unrealized gain (loss) on investments	757	25,246	37,882	5,764	477	45,101	10,621	1,896

Net gain (loss) on investments	4,715	38,429	14,410	4,461	326	53,968	17,154	1,963

Reinvested capital gains	-	-	226	-	-	-	-	148

Net increase (decrease) in contract owners’ equity resulting from operations	$4,622	38,285	15,419	4,386	670	50,100	16,267	2,052

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	AMTP	OVMS	OVGR	OVB	OVGS	VWBF	VWEM	VWHA
Reinvested dividends	$159	232	827	1,235	3,724	2,066	-	567
Asset charges (note 3)	(216)	(108)	(849)	(158)	(1,040)	(523)	(746)	(560)

Net investment income (loss)	(57)	124	(22)	1,077	2,684	1,543	(746)	7

Realized gain (loss) on investments	4,532	(67)	6,015	(745)	(7,043)	(47)	18,937	7,806
Change in unrealized gain (loss) on investments	1,685	1,835	10,101	1,936	36,097	1,793	12,960	(13,071)

Net gain (loss) on investments	6,217	1,768	16,116	1,191	29,054	1,746	31,897	(5,265)

Reinvested capital gains	-	-	-	-	-	1,303	-	8,892

Net increase (decrease) in contract owners’ equity resulting from operations	$6,160	1,892	16,094	2,268	31,738	4,592	31,151	3,634

Investment Activity:	SVDF	SVOF
Reinvested dividends	$-	112
Asset charges (note 3)	(408)	(698)

Net investment income (loss)	(408)	(586)

Realized gain (loss) on investments	4,870	(3,251)
Change in unrealized gain (loss) on investments	5,412	19,638

Net gain (loss) on investments	10,282	16,387

Reinvested capital gains	-	41

Net increase (decrease) in contract owners’ equity resulting from operations	$9,874	15,842

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		DSIF		DSRG		MSEM
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$88,520	96,378	3,355	3,022	121	287	1,333	1,417
Realized gain (loss) on investments	(197,844)	(206,726)	(2,784)	220	2,950	6,106	4,926	65
Change in unrealized gain (loss) on investments	1,927,733	(27,923)	20,988	(1,788)	5,762	(5,286)	1,454	995
Reinvested capital gains	89,070	12,562	12,738	1,735	-	-	-	524

Net increase (decrease) in contract owners’ equity resulting from operations	1,907,479	(125,709)	34,297	3,189	8,833	1,107	7,713	3,001

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,315,055	1,359,044	13,703	14,255	6,959	6,097	1,675	2,926
Transfers between funds	-	-	(112)	2,882	(45)	(2,915)	(5,290)	6,133
Surrenders (note 6)	(1,734,263)	(1,021,670)	(8,902)	(37,712)	(2,097)	(19,409)	(28,904)	(2,006)
Death Benefits (note 4)	(746,001)	(43,951)	(39,045)	-	-	-	-	-
Net policy repayments (loans) (note 5)	409,563	62,186	5,719	10,865	(3,711)	68	(4)	(15)
Deductions for surrender charges (note 2d)	(15)	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,672,200)	(1,727,416)	(20,779)	(21,896)	(7,800)	(7,764)	(1,352)	(2,242)
Adjustments to maintain reserves	1,335	122	(8)	5	(15)	9	(2)	2

Net equity transactions	(2,426,526)	(1,371,685)	(49,424)	(31,601)	(6,709)	(23,914)	(33,877)	4,798

Net change in contract owners’ equity	(519,047)	(1,497,394)	(15,127)	(28,412)	2,124	(22,807)	(26,164)	7,799
Contract owners’ equity beginning of period	15,790,875	17,288,269	237,745	266,157	78,340	101,147	51,577	43,778

Contract owners’ equity end of period	$15,271,828	15,790,875	222,618	237,745	80,464	78,340	25,413	51,577

CHANGES IN UNITS:
Beginning units	905,305	977,722	14,226	15,802	4,984	6,273	2,133	1,925
Units purchased	111,326	114,123	1,156	1,098	1,139	536	66	392
Units redeemed	(241,474)	(186,540)	(4,449)	(2,674)	(1,387)	(1,825)	(1,309)	(184)

Ending units	775,157	905,305	10,933	14,226	4,736	4,984	890	2,133

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSVRE		GIG3		NVNMO1		NVCBD1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$300	215	(1)	7	(7)	4	26	21
Realized gain (loss) on investments	4,032	1,289	(18)	(12)	243	-	1	(235)
Change in unrealized gain (loss) on investments	12,307	4,755	198	(180)	(105)	105	42	320
Reinvested capital gains	-	-	-	-	152	17	8	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,639	6,259	179	(185)	283	126	77	106

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,592	5,829	-	-	-	-	94	282
Transfers between funds	(10,917)	1,300	-	-	(2,198)	1,809	-	(12,995)
Surrenders (note 6)	(10,140)	(8,386)	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	6,451	158	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(6,840)	(6,690)	(467)	(445)	(14)	(9)	(56)	(103)
Adjustments to maintain reserves	(2)	(3)	3	1	5	(2)	1	(7)

Net equity transactions	(15,856)	(7,792)	(464)	(444)	(2,207)	1,798	39	(12,823)

Net change in contract owners’ equity	783	(1,533)	(285)	(629)	(1,924)	1,924	116	(12,717)
Contract owners’ equity beginning of period	109,983	111,516	1,441	2,070	1,924	-	1,127	13,844

Contract owners’ equity end of period	$110,766	109,983	1,156	1,441	-	1,924	1,243	1,127

CHANGES IN UNITS:
Beginning units	3,551	3,630	203	261	242	-	94	1,212
Units purchased	218	322	-	-	-	244	8	25
Units redeemed	(691)	(401)	(61)	(58)	(242)	(2)	(5)	(1,143)

Ending units	3,078	3,551	142	203	-	242	97	94

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	TRF		GBF		CAF		GVIDA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$49,381	36,398	16,072	26,239	(3,449)	(2,104)	396	587
Realized gain (loss) on investments	(196,047)	(183,610)	(3,032)	(6,721)	14,659	(17,893)	1,378	(4,050)
Change in unrealized gain (loss) on investments	1,019,505	137,906	(22,031)	50,040	320,964	(14,599)	5,764	2,111
Reinvested capital gains	-	-	34,830	3,332	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	872,839	(9,306)	25,839	72,890	332,174	(34,596)	7,538	(1,352)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	611,304	609,538	75,171	80,234	260,565	272,172	6,525	6,147
Transfers between funds	(45,332)	(74,123)	421	(10,847)	(42,468)	(57,328)	(7,106)	6,261
Surrenders (note 6)	(598,998)	(298,829)	(120,966)	(61,678)	(248,947)	(215,555)	-	(10,932)
Death Benefits (note 4)	(356,564)	(36,916)	(175)	(4,342)	(108,163)	(2,117)	-	-
Net policy repayments (loans) (note 5)	214,667	38,307	16,401	(5,760)	117,102	82,382	24	9
Deductions for surrender charges (note 2d)	(7)	-	-	-	(8)	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(747,808)	(767,687)	(114,271)	(115,793)	(304,802)	(303,645)	(5,712)	(5,238)
Adjustments to maintain reserves	386	(113)	23	7	26	(8)	(5)	7

Net equity transactions	(922,352)	(529,823)	(143,396)	(118,179)	(326,695)	(224,099)	(6,274)	(3,746)

Net change in contract owners’ equity	(49,513)	(539,129)	(117,557)	(45,289)	5,479	(258,695)	1,264	(5,098)
Contract owners’ equity beginning of period	6,778,792	7,317,921	1,127,823	1,173,112	2,535,155	2,793,850	49,407	54,505

Contract owners’ equity end of period	$6,729,279	6,778,792	1,010,266	1,127,823	2,540,634	2,535,155	50,671	49,407

CHANGES IN UNITS:
Beginning units	380,598	412,683	56,557	62,274	152,852	164,684	3,568	3,752
Units purchased	45,095	38,118	4,370	4,914	18,738	19,480	475	913
Units redeemed	(95,319)	(70,203)	(11,534)	(10,631)	(36,463)	(31,312)	(855)	(1,097)

Ending units	330,374	380,598	49,393	56,557	135,127	152,852	3,188	3,568

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVIDC		GVIDM		GVDMA		GVDMC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$346	687	2,089	1,722	2,296	2,985	794	1,071
Realized gain (loss) on investments	505	708	(482)	(1,027)	(3,433)	(5,599)	2	(9)
Change in unrealized gain (loss) on investments	205	(677)	15,978	340	29,437	(4,098)	3,472	(161)
Reinvested capital gains	500	152	-	-	-	-	266	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,556	870	17,585	1,035	28,300	(6,712)	4,534	901

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,203	3,203	6,488	9,641	20,698	19,433	2,262	2,262
Transfers between funds	-	-	7,144	79,212	5,147	14,536	-	-
Surrenders (note 6)	-	-	-	-	-	(5,637)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	(8,195)	55	-	30	49	1,020	1,640
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(3,693)	(3,818)	(11,340)	(14,080)	(23,567)	(22,157)	(2,325)	(2,161)
Adjustments to maintain reserves	13	(7)	7	3	10	-	(5)	-

Net equity transactions	(477)	(8,817)	2,354	74,776	2,318	6,224	952	1,741

Net change in contract owners’ equity	1,079	(7,947)	19,939	75,811	30,618	(488)	5,486	2,642
Contract owners’ equity beginning of period	35,631	43,578	173,261	97,450	214,656	215,144	60,103	57,461

Contract owners’ equity end of period	$36,710	35,631	193,200	173,261	245,274	214,656	65,589	60,103

CHANGES IN UNITS:
Beginning units	2,632	3,287	12,155	6,849	15,202	14,801	4,159	4,038
Units purchased	265	237	919	6,802	1,817	2,409	287	358
Units redeemed	(298)	(892)	(762)	(1,496)	(1,634)	(2,008)	(224)	(237)

Ending units	2,599	2,632	12,312	12,155	15,385	15,202	4,222	4,159

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SAM		NVMIG3		NVMLG1		NVMLV1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,473)	(1,576)	(8)	22	(73)	(130)	55	230
Realized gain (loss) on investments	-	-	33	960	1,806	259	1,398	415
Change in unrealized gain (loss) on investments	-	-	520	(1,236)	1,127	(315)	5,830	(4,829)
Reinvested capital gains	-	-	-	-	564	-	-	1,574

Net increase (decrease) in contract owners’ equity resulting from operations	(1,473)	(1,576)	545	(254)	3,424	(186)	7,283	(2,610)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	17,086	16,947	423	423	774	772	2,546	3,429
Transfers between funds	183,482	68,607	-	(2,947)	(9,994)	1,949	(5,050)	(5,343)
Surrenders (note 6)	(151,666)	(9,564)	-	-	-	-	(21,822)	(1,699)
Death Benefits (note 4)	(11,611)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	22,777	(1,785)	-	-	17	19	583	311
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(29,576)	(34,795)	(729)	(671)	(995)	(918)	(2,607)	(3,288)
Adjustments to maintain reserves	(13)	6	-	5	(3)	5	4	(7)

Net equity transactions	30,479	39,416	(306)	(3,190)	(10,201)	1,827	(26,346)	(6,597)

Net change in contract owners’ equity	29,006	37,840	239	(3,444)	(6,777)	1,641	(19,063)	(9,207)
Contract owners’ equity beginning of period	265,408	227,568	3,818	7,262	20,099	18,458	44,033	53,240

Contract owners’ equity end of period	$294,414	265,408	4,057	3,818	13,322	20,099	24,970	44,033

CHANGES IN UNITS:
Beginning units	20,866	17,109	454	774	2,224	1,971	4,493	5,084
Units purchased	11,492	7,931	47	48	86	359	347	537
Units redeemed	(8,612)	(4,174)	(81)	(368)	(1,027)	(106)	(2,656)	(1,128)

Ending units	23,746	20,866	420	454	1,283	2,224	2,184	4,493

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMMG1		NVMMV2		SCVF		SCF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(25)	(15)	4	-	537	(298)	(588)	(112)
Realized gain (loss) on investments	931	13	6	5	(7,287)	(7,951)	(14,797)	(10,737)
Change in unrealized gain (loss) on investments	(617)	496	30	(37)	49,966	(5,609)	32,456	1,586
Reinvested capital gains	542	-	92	4	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	831	494	132	(28)	43,216	(13,858)	17,071	(9,263)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	57	57	66	66	6,077	9,838	8,261	10,039
Transfers between funds	(5,129)	3,920	-	-	(2,443)	(2,177)	28	(5,033)
Surrenders (note 6)	-	-	-	-	(57,173)	(12,339)	(15,139)	(10,096)
Death Benefits (note 4)	-	-	-	-	-	-	(12,205)	-
Net policy repayments (loans) (note 5)	-	-	-	-	5,179	(4,732)	(11,182)	(10,790)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(72)	(56)	(43)	(41)	(17,290)	(19,449)	(10,792)	(12,420)
Adjustments to maintain reserves	2	2	(2)	(4)	6	1	(10)	4

Net equity transactions	(5,142)	3,923	21	21	(65,644)	(28,858)	(41,039)	(28,296)

Net change in contract owners’ equity	(4,311)	4,417	153	(7)	(22,428)	(42,716)	(23,968)	(37,559)
Contract owners’ equity beginning of period	5,180	763	840	847	238,321	281,037	131,332	168,891

Contract owners’ equity end of period	$869	5,180	993	840	215,893	238,321	107,364	131,332

CHANGES IN UNITS:
Beginning units	545	77	84	82	15,492	17,352	6,491	7,420
Units purchased	6	474	6	6	481	999	411	478
Units redeemed	(470)	(6)	(4)	(4)	(4,393)	(2,859)	(2,435)	(1,407)

Ending units	81	545	86	84	11,580	15,492	4,467	6,491

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVOLG1		NVRE1		ACVB		ACVCA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$17	(6)	(153)	230	3,018	2,911	(948)	(1,017)
Realized gain (loss) on investments	(143)	257	13,965	48	(428)	2,065	9,276	7,819
Change in unrealized gain (loss) on investments	1	(270)	(9,757)	3,145	20,484	5,593	3,640	(16,856)
Reinvested capital gains	-	-	6,166	225	-	-	9,339	-

Net increase (decrease) in contract owners’ equity resulting from operations	(125)	(19)	10,221	3,648	23,074	10,569	21,307	(10,054)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	1,828	2,730	20,649	17,808	8,115	7,736
Transfers between funds	(5,207)	664	(10,959)	8,656	3,140	472	8,234	(4,678)
Surrenders (note 6)	-	-	(60,311)	-	(17,634)	(23,273)	(15,350)	(8,094)
Death Benefits (note 4)	-	-	-	-	(5,410)	-	(50,474)	-
Net policy repayments (loans) (note 5)	-	-	-	-	(1,341)	(2,349)	(116)	(6,104)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(32)	(96)	(1,556)	(1,990)	(32,524)	(34,674)	(11,655)	(12,447)
Adjustments to maintain reserves	1,019	10	3	(6)	(8)	19	16	(7)

Net equity transactions	(4,220)	578	(70,995)	9,390	(33,128)	(41,997)	(61,230)	(23,594)

Net change in contract owners’ equity	(4,345)	559	(60,774)	13,038	(10,054)	(31,428)	(39,923)	(33,648)
Contract owners’ equity beginning of period	4,345	3,786	60,774	47,736	215,407	246,835	140,618	174,266

Contract owners’ equity end of period	$-	4,345	-	60,774	205,353	215,407	100,695	140,618

CHANGES IN UNITS:
Beginning units	317	270	6,043	5,030	11,448	13,586	6,375	7,367
Units purchased	-	318	166	1,216	1,700	2,173	853	332
Units redeemed	(317)	(271)	(6,209)	(203)	(3,303)	(4,311)	(3,779)	(1,324)

Ending units	-	317	-	6,043	9,845	11,448	3,449	6,375

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ACVIG		ACVI		ACVU1		ACVV
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$257	187	204	735	(12)	(16)	2,197	2,495
Realized gain (loss) on investments	245	(2,282)	(7,894)	(4,779)	75	41	(11,401)	(7,672)
Change in unrealized gain (loss) on investments	2,118	3,466	17,421	(4,828)	138	(19)	31,866	5,847
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,620	1,371	9,731	(8,872)	201	6	22,662	670

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,977	1,707	3,340	3,317	-	-	10,558	11,204
Transfers between funds	591	(8,910)	665	(4,945)	-	28	(101)	17
Surrenders (note 6)	(6,749)	-	(13,356)	(7,966)	-	(115)	(26,986)	(16,156)
Death Benefits (note 4)	-	-	(22,803)	-	-	-	-	-
Net policy repayments (loans) (note 5)	4,841	(3,139)	705	(1,560)	-	-	(3,639)	(3,067)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(3,228)	(3,068)	(7,075)	(7,906)	(547)	(493)	(15,233)	(14,532)
Adjustments to maintain reserves	10	(3)	4	12	7	-	10	4

Net equity transactions	(2,558)	(13,413)	(38,520)	(19,048)	(540)	(580)	(35,391)	(22,530)

Net change in contract owners’ equity	62	(12,042)	(28,789)	(27,920)	(339)	(574)	(12,729)	(21,860)
Contract owners’ equity beginning of period	19,333	31,375	67,369	95,289	1,635	2,209	164,614	186,474

Contract owners’ equity end of period	$19,395	19,333	38,580	67,369	1,296	1,635	151,885	164,614

CHANGES IN UNITS:
Beginning units	1,555	2,566	4,714	5,884	144	195	10,843	12,228
Units purchased	290	277	383	339	-	1	702	779
Units redeemed	(473)	(1,288)	(3,025)	(1,509)	(43)	(52)	(2,824)	(2,164)

Ending units	1,372	1,555	2,072	4,714	101	144	8,721	10,843

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	DVSCS		DCAP		DGI		FQB
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(62)	(33)	301	86	119	119	2,595	4,087
Realized gain (loss) on investments	2,926	171	301	(15)	(60)	(2,374)	3,480	734
Change in unrealized gain (loss) on investments	(337)	67	609	702	2,629	1,165	(1,429)	(3,336)
Reinvested capital gains	844	45	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,371	250	1,211	773	2,688	(1,090)	4,646	1,485

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,464	1,828	1,175	1,136	1,867	2,789	1,107	2,758
Transfers between funds	(4,220)	2,987	2,213	671	-	-	(162)	(837)
Surrenders (note 6)	-	-	(3,809)	(1,324)	-	(12,630)	(2,153)	(21,186)
Death Benefits (note 4)	-	-	-	-	-	-	(45,744)	-
Net policy repayments (loans) (note 5)	817	565	(468)	939	20	21	52	6,206
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,917)	(1,756)	(1,827)	(1,534)	(1,268)	(1,605)	(3,957)	(6,012)
Adjustments to maintain reserves	(5)	22	(1)	(2)	4	(7)	-	(8)

Net equity transactions	(3,861)	3,646	(2,717)	(114)	623	(11,432)	(50,857)	(19,079)

Net change in contract owners’ equity	(490)	3,896	(1,506)	659	3,311	(12,522)	(46,211)	(17,594)
Contract owners’ equity beginning of period	22,069	18,173	10,269	9,610	15,451	27,973	69,216	86,810

Contract owners’ equity end of period	$21,579	22,069	8,763	10,269	18,762	15,451	23,005	69,216

CHANGES IN UNITS:
Beginning units	1,377	1,138	577	584	1,099	2,045	4,520	5,762
Units purchased	151	501	178	105	1,184	207	82	190
Units redeemed	(351)	(262)	(305)	(112)	(952)	(1,153)	(3,213)	(1,432)

Ending units	1,177	1,377	450	577	1,331	1,099	1,389	4,520

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FEIP		FHIP		FAMP		FCP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$4,690	3,783	1,908	2,155	306	299	2,985	2,473
Realized gain (loss) on investments	(12,002)	(10,028)	(35)	(567)	186	256	(40,014)	(14,734)
Change in unrealized gain (loss) on investments	25,585	6,802	2,744	(249)	1,944	(1,366)	120,695	(4,887)
Reinvested capital gains	12,198	-	-	-	221	109	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	30,471	557	4,617	1,339	2,657	(702)	83,666	(17,148)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	12,016	16,339	1,957	3,325	1,647	2,023	22,367	26,189
Transfers between funds	(12,871)	5,156	4	(1,143)	7,201	-	(5,647)	4,092
Surrenders (note 6)	(12,237)	(13,886)	-	(1,166)	-	-	(80,425)	(16,315)
Death Benefits (note 4)	-	-	-	-	-	-	(53,735)	-
Net policy repayments (loans) (note 5)	(3,953)	2,543	183	(950)	-	-	(13,530)	(2,989)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(16,197)	(18,330)	(3,490)	(3,581)	(2,826)	(3,229)	(35,366)	(35,915)
Adjustments to maintain reserves	(15)	-	43	(16)	(41)	28	(7)	(3)

Net equity transactions	(33,257)	(8,178)	(1,303)	(3,531)	5,981	(1,178)	(166,343)	(24,941)

Net change in contract owners’ equity	(2,786)	(7,621)	3,314	(2,192)	8,638	(1,880)	(82,677)	(42,089)
Contract owners’ equity beginning of period	197,226	204,847	34,608	36,800	21,686	23,566	550,520	592,609

Contract owners’ equity end of period	$194,440	197,226	37,922	34,608	30,324	21,686	467,843	550,520

CHANGES IN UNITS:
Beginning units	9,614	9,607	1,381	1,525	1,058	1,119	28,473	28,098
Units purchased	2,798	1,677	121	206	237	58	1,397	4,042
Units redeemed	(2,614)	(1,670)	(173)	(350)	(108)	(119)	(9,759)	(3,667)

Ending units	9,798	9,614	1,329	1,381	1,187	1,058	20,111	28,473

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FGOP		FGP		FOP		FVSS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(93)	(98)	(144)	(902)	783	901	(75)	31
Realized gain (loss) on investments	3,958	(418)	13,183	22,884	(23,472)	(6,382)	(1,303)	(861)
Change in unrealized gain (loss) on investments	757	1,135	25,246	(22,374)	37,882	(13,325)	5,764	(923)
Reinvested capital gains	-	-	-	1,051	226	209	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,622	619	38,285	659	15,419	(18,597)	4,386	(1,753)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,206	1,413	32,069	32,833	6,296	7,050	1,538	2,022
Transfers between funds	(2,804)	1,247	(4,378)	4,144	(7,457)	1,718	105	(261)
Surrenders (note 6)	(8,063)	(1,321)	(29,216)	(40,547)	(4,892)	(15,817)	(7,550)	(351)
Death Benefits (note 4)	-	-	-	-	(30,338)	-	-	-
Net policy repayments (loans) (note 5)	(438)	937	4,128	(589)	7,311	9,244	34	(413)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(2,184)	(1,955)	(37,814)	(44,382)	(8,324)	(10,053)	(1,612)	(1,514)
Adjustments to maintain reserves	7	(13)	7	(11)	12	(15)	(7)	7

Net equity transactions	(11,276)	308	(35,204)	(48,552)	(37,392)	(7,873)	(7,492)	(510)

Net change in contract owners’ equity	(6,654)	927	3,081	(47,893)	(21,973)	(26,470)	(3,106)	(2,263)
Contract owners’ equity beginning of period	22,300	21,373	272,083	319,976	92,091	118,561	17,781	20,044

Contract owners’ equity end of period	$15,646	22,300	275,164	272,083	70,118	92,091	14,675	17,781

CHANGES IN UNITS:
Beginning units	1,858	1,797	15,627	18,270	6,296	6,520	1,275	1,300
Units purchased	166	390	2,851	2,863	677	714	543	178
Units redeemed	(892)	(329)	(4,674)	(5,506)	(3,218)	(938)	(984)	(203)

Ending units	1,132	1,858	13,804	15,627	3,755	6,296	834	1,275

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AMTB		AMBP		AMTG		AMGP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$344	567	(3,868)	(2,164)	(887)	(896)	(59)	(28)
Realized gain (loss) on investments	(151)	(147)	8,867	3,064	6,533	11,107	67	737
Change in unrealized gain (loss) on investments	477	(501)	45,101	(8,232)	10,621	(10,977)	1,896	(1,089)
Reinvested capital gains	-	-	-	-	-	-	148	-

Net increase (decrease) in contract owners’ equity resulting from operations	670	(81)	50,100	(7,332)	16,267	(766)	2,052	(380)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,464	1,464	53,073	50,626	13,496	15,056	1,048	887
Transfers between funds	(2,472)	2,412	(10,703)	(1,784)	(4,302)	(372)	28	419
Surrenders (note 6)	-	-	(52,928)	(14,713)	(2,796)	(8,267)	-	(7,187)
Death Benefits (note 4)	-	-	(9,734)	(576)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	22,474	(4,867)	2,411	(6,074)	3	(339)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,210)	(1,119)	(71,894)	(71,890)	(16,223)	(16,078)	(1,451)	(1,380)
Adjustments to maintain reserves	(6)	2	(89)	49	(13)	(7)	(6)	(3)

Net equity transactions	(2,224)	2,759	(69,801)	(43,155)	(7,427)	(15,742)	(378)	(7,603)

Net change in contract owners’ equity	(1,554)	2,678	(19,701)	(50,487)	8,840	(16,508)	1,674	(7,983)
Contract owners’ equity beginning of period	17,801	15,123	590,706	641,193	136,747	153,255	17,119	25,102

Contract owners’ equity end of period	$16,247	17,801	571,005	590,706	145,587	136,747	18,793	17,119

CHANGES IN UNITS:
Beginning units	986	764	34,955	36,879	6,784	7,345	1,276	1,805
Units purchased	72	279	4,467	3,534	1,050	1,142	87	113
Units redeemed	(263)	(57)	(7,431)	(5,458)	(1,083)	(1,703)	(113)	(642)

Ending units	795	986	31,991	34,955	6,751	6,784	1,250	1,276

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AMTP		OVMS		OVGR		OVB
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(57)	(300)	124	263	(22)	(434)	1,077	1,148
Realized gain (loss) on investments	4,532	3,085	(67)	(157)	6,015	9,285	(745)	(526)
Change in unrealized gain (loss) on investments	1,685	(10,451)	1,835	(93)	10,101	(10,741)	1,936	1,043
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,160	(7,666)	1,892	13	16,094	(1,890)	2,268	1,665

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,031	3,502	1,482	1,385	15,786	17,504	1,606	1,819
Transfers between funds	-	4,397	-	-	7	47	(249)	360
Surrenders (note 6)	(11,522)	(4,902)	-	-	(16,940)	(29,326)	(999)	(90)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(6,723)	(2,444)	105	119	204	(5,997)	67	58
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(4,077)	(4,826)	(1,184)	(1,265)	(18,080)	(18,620)	(1,345)	(1,294)
Adjustments to maintain reserves	(18)	13	(22)	19	(7)	(2)	(11)	4

Net equity transactions	(19,309)	(4,260)	381	258	(19,030)	(36,394)	(931)	857

Net change in contract owners’ equity	(13,149)	(11,926)	2,273	271	(2,936)	(38,284)	1,337	2,522
Contract owners’ equity beginning of period	50,938	62,864	15,922	15,651	122,108	160,392	23,666	21,144

Contract owners’ equity end of period	$37,789	50,938	18,195	15,922	119,172	122,108	25,003	23,666

CHANGES IN UNITS:
Beginning units	3,948	4,154	1,068	1,053	8,893	11,619	1,730	1,669
Units purchased	252	551	79	81	1,298	1,485	119	160
Units redeemed	(1,675)	(757)	(60)	(66)	(2,683)	(4,211)	(152)	(99)

Ending units	2,525	3,948	1,087	1,068	7,508	8,893	1,697	1,730

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVGS		VWBF		VWEM		VWHA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,684	1,224	1,543	6,671	(746)	692	7	907
Realized gain (loss) on investments	(7,043)	(1,808)	(47)	(50)	18,937	3,354	7,806	5,314
Change in unrealized gain (loss) on investments	36,097	(15,289)	1,793	(1,673)	12,960	(44,153)	(13,071)	(29,352)
Reinvested capital gains	-	-	1,303	1,832	-	-	8,892	1,727

Net increase (decrease) in contract owners’ equity resulting from operations	31,738	(15,873)	4,592	6,780	31,151	(40,107)	3,634	(21,404)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	9,860	11,257	1,141	1,723	7,865	7,225	8,454	10,606
Transfers between funds	400	1,224	259	2,007	(8,216)	7,690	(2,222)	17,656
Surrenders (note 6)	(25,818)	(2,430)	-	(2,090)	(20,927)	(21,720)	(48,848)	(36,558)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(5,662)	(7,292)	144	(742)	4,442	824	31,315	(119)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(15,418)	(15,279)	(2,803)	(3,511)	(9,263)	(9,426)	(8,445)	(11,186)
Adjustments to maintain reserves	29	(3)	14	2	(17)	36	24	13

Net equity transactions	(36,609)	(12,523)	(1,245)	(2,611)	(26,116)	(15,371)	(19,722)	(19,588)

Net change in contract owners’ equity	(4,871)	(28,396)	3,347	4,169	5,035	(55,478)	(16,088)	(40,992)
Contract owners’ equity beginning of period	163,070	191,466	93,277	89,108	117,239	172,717	108,361	149,353

Contract owners’ equity end of period	$158,199	163,070	96,624	93,277	122,274	117,239	92,273	108,361

CHANGES IN UNITS:
Beginning units	7,866	8,321	4,320	4,415	4,684	5,258	2,841	3,115
Units purchased	449	613	67	239	496	715	359	913
Units redeemed	(2,303)	(1,068)	(125)	(334)	(1,350)	(1,289)	(846)	(1,187)

Ending units	6,012	7,866	4,262	4,320	3,830	4,684	2,354	2,841

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SVDF		SVOF		NVAGF6		CSIEF3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(408)	(405)	(586)	(562)	-	17	-	569
Realized gain (loss) on investments	4,870	6,818	(3,251)	(5,325)	-	(21)	-	(2,194)
Change in unrealized gain (loss) on investments	5,412	(6,331)	19,638	(909)	-	(13)	-	(1,903)
Reinvested capital gains	-	-	41	-	-	26	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,874	82	15,842	(6,796)	-	9	-	(3,528)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	7,654	6,742	7,390	7,576	-	19	-	801
Transfers between funds	1,725	5,840	(2,740)	(2,574)	-	(514)	-	(17,094)
Surrenders (note 6)	-	-	-	(15,266)	-	-	-	(1,318)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(4,786)	(13,220)	(4,165)	518	-	44	-	(107)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(10,352)	(8,048)	(8,893)	(8,744)	-	(12)	-	(1,338)
Adjustments to maintain reserves	(9)	14	(13)	44	-	5	-	12

Net equity transactions	(5,768)	(8,672)	(8,421)	(18,446)	-	(458)	-	(19,044)

Net change in contract owners’ equity	4,106	(8,590)	7,421	(25,242)	-	(449)	-	(22,572)
Contract owners’ equity beginning of period	60,017	68,607	108,513	133,755	-	449	-	22,572

Contract owners’ equity end of period	$64,123	60,017	115,934	108,513	-	-	-	-

CHANGES IN UNITS:
Beginning units	2,180	2,711	5,375	6,353	-	37	-	2,003
Units purchased	269	322	354	441	-	7	-	72
Units redeemed	(531)	(853)	(732)	(1,419)	-	(44)	-	(2,075)

Ending units	1,918	2,180	4,997	5,375	-	-	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WSCP
	2012	2011
Investment activity:
Net investment income (loss)	$-	10
Realized gain (loss) on investments	-	4,379
Change in unrealized gain (loss) on investments	-	(6,587)
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(2,198)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	3,055
Transfers between funds	-	(41,693)
Surrenders (note 6)	-	(3,814)
Death Benefits (note 4)	-	-
Net policy repayments (loans) (note 5)	-	(2)
Deductions for surrender charges (note 2d)	-	-

Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	-	(2,962)
Adjustments to maintain reserves	-	7

Net equity transactions	-	(45,409)

Net change in contract owners’ equity	-	(47,607)
Contract owners’ equity beginning of period	-	47,607

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	3,990
Units purchased	-	210
Units redeemed	-	(4,200)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Flexible Premium Variable Universal Life Insurance Policies through the Account. The primary distribution for the contracts is through Company Agents; however, other distributors may be utilized.

(b) The Contracts

Only contracts with a front-end sales load and certain other fees have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

DREYFUS CORPORATION FUNDS

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)*

NVIT Emerging Markets Fund - Class III (GEM3)*

NVIT International Equity Fund - Class III (GIG3)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)*

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)*

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Large Cap Growth Fund - Class I (NVOLG1)*

NVIT Real Estate Fund - Class I (NVRE1)*

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP International Fund - Class I (ACVI)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Contrafund Portfolio - Initial Class (FCP)

VIP Growth Opportunities Portfolio - Initial Class (FGOP)

VIP Growth Portfolio - Initial Class (FGP)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

Balanced Portfolio - I Class Shares (AMBP)

Growth Portfolio - I Class Shares (AMTG)

Guardian Portfolio - I Class Shares (AMGP)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Balanced Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Bond Fund: Initial Class (VWBF)

VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

WELLS FARGO FUNDS

Advantage VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

*At December 31, 2012, contract owners were not invested in this fund.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS December 31, 2012

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

The Company deducts a charge for state premium taxes equal to 2.50% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a sales load of up to 3.50% from each premium payment received. For the periods ended December 31, 2012 and 2011, total front-end sales charge deductions were $ 82,599 and $ 84,952, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company currently deducts a monthly administrative charge of $12.50 (not to exceed $25 per month) during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a $5 monthly administrative charge is deducted (not to exceed $7.50 per month). Additionally, if the Specified Amount is increased, the Company deducts an increase charge of $1.50 per year per $1,000 increase to cover underwriting and administration costs and $0.54 per year per $1,000 increase to cover sales costs. This charge is assessed monthly against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The surrender charge is based upon a percentage of the initial Specified Amount and varies by issue age, sex and rate class. In the first policy year, the charge is 100% of the surrender charge, as defined in the contract, and declines in specified percentages each year. After the end of the ninth policy year, the charge is 0%. If a policy’s face amount of insurance increases, the amount of the increase will have the same nine-year surrender charge period. The charges are assessed against each contract by liquidating units. In the current year, no surrender charges occurred.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

This charge is equal to an annualized rate of 0.80% of the daily net assets of the variable account. On each policy anniversary beginning with the 10th year, this charge is reduced to an annualized rate of 0.50% if the cash surrender value of the contract is $25,000 or more on such anniversary. This charge is assessed through a reduction in the unit value.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS December 31, 2012

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners, after the first policy year, to borrow up to 90% of the cash value of the variable account, less any surrender charges, less interest due on the next policy anniversary. The contract is charged 6% interest on the outstanding loan. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2012 and 2011, total transfers into the Account from the fixed account were $ 912,396 and $ 657,169, respectively, and total transfers from the Account to the fixed account were $ 630,524 and $ 632,278, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$15,270,654	$0	$0	$15,270,654

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2012 are as follows:

	Purchases of Investments	Sales of Investments
Stock Index Fund, Inc. - Initial Shares (DSIF)	$28,000	$61,319
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	7,771	14,343
Emerging Markets Debt Portfolio - Class I (MSEM)	2,509	35,051
U.S. Real Estate Portfolio - Class I (MSVRE)	4,988	20,541
NVIT International Equity Fund - Class III (GIG3)	10	478
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	153	2,219
NVIT Core Bond Fund - Class I (NVCBD1)	140	66
NVIT Nationwide Fund - Class I (TRF)	190,216	1,063,457
NVIT Government Bond Fund - Class I (GBF)	70,019	162,522
American Century NVIT Growth Fund - Class I (CAF)	52,280	382,406
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	5,187	11,060
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	4,313	3,957
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	13,307	8,868
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	16,774	12,168
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	2,396	378
NVIT Money Market Fund - Class I (SAM)	187,626	158,608
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	24	338
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	1,013	10,719
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	2,035	28,330
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	599	5,225
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	169	50
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	4,395	69,507
NVIT Multi-Manager Small Company Fund - Class I (SCF)	2,919	44,534
NVIT Large Cap Growth Fund - Class I (NVOLG1)	5,261	5,082
NVIT Real Estate Fund - Class I (NVRE1)	6,576	71,561
VP Balanced Fund - Class I (ACVB)	13,426	43,526
VP Capital Appreciation Fund - Class I (ACVCA)	25,608	78,462
VP Income & Growth Fund - Class I (ACVIG)	2,177	4,488
VP International Fund - Class I (ACVI)	2,996	41,316
VP Ultra(R) Fund - Class I (ACVU1)	0	560
VP Value Fund - Class I (ACVV)	4,845	38,047
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	2,478	5,552
Appreciation Portfolio - Initial Shares (DCAP)	2,686	5,100
Growth and Income Portfolio - Initial Shares (DGI)	1,075	337
Quality Bond Fund II - Primary Shares (FQB)	3,656	51,918
Equity-Income Portfolio - Initial Class (FEIP)	23,859	40,209
High Income Portfolio - Initial Class (FHIP)	2,905	2,342
VIP Asset Manager Portfolio - Initial Class (FAMP)	8,132	1,584
VIP Contrafund Portfolio - Initial Class (FCP)	17,403	180,747
VIP Growth Opportunities Portfolio - Initial Class (FGOP)	4,664	16,039
VIP Growth Portfolio - Initial Class (FGP)	14,103	49,455
VIP Overseas Portfolio - Initial Class (FOP)	9,730	46,122

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS December 31, 2012

VIP Value Strategies Portfolio - Service Class (FVSS)		967	8,528
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)		1,920	3,793
Balanced Portfolio - I Class Shares (AMBP)		13,550	87,130
Growth Portfolio - I Class Shares (AMTG)		5,431	13,731
Guardian Portfolio - I Class Shares (AMGP)		475	758
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)		2,071	21,417
Balanced Fund/VA - Non-Service Shares (OVMS)		993	466
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)		9,633	28,677
Core Bond Fund/VA - Non-Service Shares (OVB)		2,151	1,994
Global Securities Fund/VA - Non-Service Shares (OVGS)		7,035	40,986
VIP Trust - Global Bond Fund: Initial Class (VWBF)		4,779	3,194
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)		10,185	37,029
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)		19,804	30,651
Advantage VT Discovery Fund (SVDF)		6,813	12,978
Advantage VT Opportunity Fund - Class 2 (SVOF)		4,445	13,399

	Total	$838,675	$3,083,326

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2012	0.50%	8,111	$ 14.777453	$ 119,860	2.01%	15.16%
2012	0.80%	2,822	36.413259	102,758	2.01%	14.81%
2011	0.50%	11,303	12.832209	145,042	1.79%	1.37%
2011	0.80%	2,923	31.715171	92,703	1.79%	1.07%
2010	0.50%	12,270	12.658720	155,322	1.83%	14.27%
2010	0.80%	3,532	31.380193	110,835	1.83%	13.92%
2009	0.50%	12,381	11.078348	137,161	2.10%	25.70%
2009	0.80%	4,298	27.544961	118,388	2.10%	25.33%
2008	0.50%	13,314	8.813033	117,337	1.98%	-37.46%
2008	0.80%	4,493	21.978365	98,749	1.98%	-37.64%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2012	0.50%	3,649	13.132296	47,920	0.79%	11.42%
2012	0.80%	1,087	29.939352	32,544	0.79%	11.08%
2011	0.50%	3,692	11.786827	43,517	0.95%	0.40%
2011	0.80%	1,292	26.952830	34,823	0.95%	0.10%
2010	0.50%	4,462	11.739991	52,384	0.87%	14.24%
2010	0.80%	1,811	26.926201	48,763	0.87%	13.90%
2009	0.50%	4,168	10.276323	42,832	0.95%	33.09%
2009	0.80%	2,020	23.639940	47,753	0.95%	32.69%
2008	0.50%	4,285	7.721426	33,086	0.74%	-34.75%
2008	0.80%	1,985	17.815941	35,365	0.74%	-34.95%
Emerging Markets Debt Portfolio - Class I (MSEM)
2012	0.50%	683	27.822810	19,003	3.49%	17.37%
2012	0.80%	207	30.965468	6,410	3.49%	17.02%
2011	0.50%	1,765	23.704931	41,839	3.53%	6.50%
2011	0.80%	368	26.461901	9,738	3.53%	6.18%
2010	0.50%	1,575	22.258081	35,056	4.42%	9.20%
2010	0.80%	350	24.921222	8,722	4.42%	8.87%
2009	0.50%	838	20.383324	17,081	7.71%	29.56%
2009	0.80%	366	22.890693	8,378	7.71%	29.17%
2008	0.50%	883	15.732760	13,892	6.97%	-15.40%
2008	0.80%	360	17.721099	6,380	6.97%	-15.65%
U.S. Real Estate Portfolio - Class I (MSVRE)
2012	0.50%	2,347	28.100790	65,953	0.88%	15.26%
2012	0.80%	732	61.220395	44,813	0.88%	14.91%
2011	0.50%	2,741	24.381076	66,829	0.81%	5.39%
2011	0.80%	810	53.276522	43,154	0.81%	5.08%
2010	0.50%	2,631	23.133644	60,865	2.14%	29.31%
2010	0.80%	999	50.702174	50,651	2.14%	28.93%
2009	0.50%	2,722	17.889590	48,695	3.08%	27.71%
2009	0.80%	1,190	39.326304	46,798	3.08%	27.33%
2008	0.50%	3,670	14.007512	51,408	3.38%	-38.20%
2008	0.80%	1,189	30.885042	36,722	3.38%	-38.39%
NVIT International Equity Fund - Class III (GIG3)
2012	0.80%	142	8.141051	1,156	0.73%	14.65%
2011	0.80%	203	7.100526	1,441	1.18%	-10.48%
2010	0.80%	261	7.931942	2,070	0.90%	12.37%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2011	0.50%	242	7.952277	1,924	0.44%	-12.06%
NVIT Core Bond Fund - Class I (NVCBD1)
2012	0.80%	97	12.815824	1,243	3.10%	6.89%
2011	0.80%	94	11.989375	1,127	1.61%	5.75%
2010	0.50%	1,121	11.428775	12,812	2.12%	6.52%
2010	0.80%	91	11.337733	1,032	2.12%	6.20%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Nationwide Fund - Class I (TRF)
2012	0.50%	244,698	$ 13.488144	$ 3,300,522	1.37%	13.64%
2012	0.80%	85,676	40.020036	3,428,757	1.37%	13.30%
2011	0.50%	284,168	11.868827	3,372,741	1.15%	0.03%
2011	0.80%	96,430	35.321483	3,406,051	1.15%	-0.27%
2010	0.50%	309,878	11.865455	3,676,843	1.02%	12.88%
2010	0.80%	102,805	35.417325	3,641,078	1.02%	12.55%
2009	0.50%	342,203	10.511194	3,596,962	1.35%	25.47%
2009	0.80%	109,195	31.469156	3,436,274	1.35%	25.09%
2008	0.50%	386,796	8.377599	3,240,422	1.39%	-41.85%
2008	0.80%	120,739	25.156819	3,037,409	1.39%	-42.02%
NVIT Government Bond Fund - Class I (GBF)
2012	0.50%	36,124	15.980386	577,275	2.12%	2.54%
2012	0.80%	13,269	32.631769	432,991	2.12%	2.23%
2011	0.50%	41,471	15.584288	646,296	2.92%	6.72%
2011	0.80%	15,086	31.918804	481,527	2.92%	6.40%
2010	0.50%	45,143	14.602789	659,214	2.91%	4.26%
2010	0.80%	17,131	29.998155	513,898	2.91%	3.95%
2009	0.50%	45,618	14.006248	638,937	3.42%	2.18%
2009	0.80%	20,904	28.859126	603,271	3.42%	1.87%
2008	0.50%	49,462	13.707953	678,023	4.21%	7.18%
2008	0.80%	21,667	28.329345	613,812	4.21%	6.86%
American Century NVIT Growth Fund - Class I (CAF)
2012	0.50%	79,306	15.270961	1,211,079	0.53%	13.45%
2012	0.80%	55,820	23.818612	1,329,555	0.53%	13.11%
2011	0.50%	89,973	13.460333	1,211,067	0.58%	-1.18%
2011	0.80%	62,879	21.057718	1,324,088	0.58%	-1.48%
2010	0.50%	93,665	13.621747	1,275,881	0.63%	18.65%
2010	0.80%	71,019	21.374125	1,517,969	0.63%	18.30%
2009	0.50%	103,924	11.480374	1,193,086	0.58%	32.81%
2009	0.80%	76,301	18.068103	1,378,614	0.58%	32.41%
2008	0.50%	112,069	8.644469	968,777	0.27%	-39.01%
2008	0.80%	81,431	13.645751	1,111,187	0.27%	-39.20%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2012	0.50%	990	16.255930	16,093	1.45%	15.32%
2012	0.80%	2,198	15.731416	34,578	1.45%	14.98%
2011	0.50%	1,423	14.095927	20,059	1.84%	-4.41%
2011	0.80%	2,145	13.682175	29,348	1.84%	-4.70%
2010	0.50%	1,642	14.746126	24,213	1.70%	14.06%
2010	0.80%	2,110	14.356213	30,292	1.70%	13.72%
2009	0.50%	1,952	12.928735	25,237	1.12%	26.57%
2009	0.80%	2,158	12.624661	27,244	1.12%	26.19%
2008	0.50%	1,286	10.214579	13,136	2.08%	-37.16%
2008	0.80%	3,591	10.004311	35,925	2.08%	-37.35%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2012	0.80%	2,599	14.124710	36,710	1.76%	4.34%
2011	0.80%	2,632	13.537768	35,631	2.38%	2.11%
2010	0.80%	3,287	13.257742	43,578	2.39%	5.05%
2009	0.50%	1,098	12.924398	14,191	2.04%	8.54%
2009	0.80%	3,317	12.620548	41,862	2.04%	8.22%
2008	0.50%	1,157	11.907464	13,777	3.38%	-6.49%
2008	0.80%	1,070	11.662459	12,479	3.38%	-6.77%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2012	0.50%	8,374	$ 15.855596	$ 132,775	1.74%	10.26%
2012	0.80%	3,938	15.344089	60,425	1.74%	9.93%
2011	0.50%	8,522	14.380454	122,550	2.31%	-0.54%
2011	0.80%	3,633	13.958439	50,711	2.31%	-0.84%
2010	0.50%	2,730	14.458239	39,471	2.11%	10.36%
2010	0.80%	4,119	14.076015	57,979	2.11%	10.03%
2009	0.50%	5,002	13.100931	65,531	1.53%	18.54%
2009	0.80%	5,252	12.792885	67,188	1.53%	18.19%
2008	0.50%	5,511	11.051801	60,906	2.71%	-23.58%
2008	0.80%	6,111	10.824352	66,148	2.71%	-23.81%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2012	0.50%	4,964	16.298646	80,906	1.68%	13.19%
2012	0.80%	10,421	15.772806	164,368	1.68%	12.85%
2011	0.50%	5,167	14.399187	74,401	2.01%	-2.61%
2011	0.80%	10,035	13.976593	140,255	2.01%	-2.90%
2010	0.50%	5,340	14.785639	78,955	1.92%	12.27%
2010	0.80%	9,461	14.394739	136,189	1.92%	11.94%
2009	0.50%	6,133	13.169552	80,769	1.30%	23.77%
2009	0.80%	9,216	12.859856	118,516	1.30%	23.40%
2008	0.50%	6,074	10.640174	64,628	2.20%	-31.73%
2008	0.80%	10,329	10.421164	107,640	2.20%	-31.94%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2012	0.50%	4,222	15.535096	65,589	1.76%	7.50%
2011	0.50%	4,159	14.451279	60,103	2.31%	1.55%
2010	0.50%	4,038	14.230110	57,461	2.17%	7.98%
2009	0.50%	4,511	13.179057	59,451	1.96%	13.99%
2008	0.50%	6,556	11.561611	75,798	3.15%	-15.47%
NVIT Money Market Fund - Class I (SAM)
2012	0.50%	17,757	11.129541	197,627	0.00%	-0.50%
2012	0.80%	5,989	16.160793	96,787	0.00%	-0.80%
2011	0.50%	14,597	11.185638	163,277	0.00%	-0.50%
2011	0.80%	6,269	16.291469	102,131	0.00%	-0.80%
2010	0.50%	10,308	11.241685	115,879	0.00%	-0.50%
2010	0.80%	6,801	16.422479	111,689	0.00%	-0.80%
2009	0.50%	11,022	11.298145	124,528	0.05%	-0.46%
2009	0.80%	7,206	16.554897	119,295	0.05%	-0.76%
2008	0.50%	22,830	11.350156	259,124	2.03%	1.54%
2008	0.80%	8,470	16.681402	141,291	2.03%	1.24%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2012	0.80%	420	9.659227	4,057	0.60%	14.85%
2011	0.80%	454	8.409948	3,818	1.14%	-10.09%
2010	0.50%	294	9.428595	2,772	0.79%	13.47%
2010	0.80%	480	9.353449	4,490	0.79%	13.13%
2009	0.50%	298	8.309496	2,476	0.53%	35.78%
2009	0.80%	502	8.268003	4,151	0.53%	35.37%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2012	0.80%	1,283	10.383415	13,322	0.34%	15.43%
2011	0.50%	927	9.095279	8,431	0.01%	-3.39%
2011	0.80%	1,297	8.995790	11,668	0.01%	-3.68%
2010	0.50%	669	9.414378	6,298	0.06%	14.93%
2010	0.80%	1,302	9.339315	12,160	0.06%	14.59%
2009	0.80%	409	8.150192	3,333	0.46%	28.74%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2012	0.50%	321	$ 11.511728	$ 3,695	0.80%	17.22%
2012	0.80%	1,863	11.419847	21,275	0.80%	16.87%
2011	0.50%	2,655	9.820513	26,073	1.09%	-6.30%
2011	0.80%	1,838	9.771465	17,960	1.09%	-6.58%
2010	0.50%	3,015	10.480656	31,599	0.56%	4.81%	4/30/2010
2010	0.80%	2,069	10.459587	21,641	0.56%	4.60%	4/30/2010
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2012	0.80%	81	10.732136	869	0.00%	13.99%
2011	0.50%	466	9.519437	4,436	0.00%	-4.71%
2011	0.80%	79	9.415283	744	0.00%	-4.99%
2010	0.80%	77	9.909902	763	0.00%	25.81%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2012	0.80%	86	11.547772	993	1.18%	15.42%
2011	0.80%	84	10.005304	840	0.84%	-3.10%
2010	0.80%	82	10.325176	847	0.97%	18.68%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2012	0.50%	9,975	17.445656	174,020	0.81%	19.84%
2012	0.80%	1,605	26.089050	41,873	0.81%	19.48%
2011	0.50%	13,733	14.557095	199,913	0.43%	-5.54%
2011	0.80%	1,759	21.834904	38,408	0.43%	-5.83%
2010	0.50%	15,600	15.411290	240,416	0.59%	25.97%
2010	0.80%	1,752	23.185502	40,621	0.59%	25.60%
2009	0.50%	16,402	12.233781	200,658	0.57%	25.59%
2009	0.80%	2,208	18.460331	40,760	0.57%	25.21%
2008	0.50%	18,033	9.741366	175,666	1.13%	-32.49%
2008	0.80%	2,170	14.743543	31,993	1.13%	-32.69%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2012	0.50%	3,449	18.407411	63,487	0.14%	14.93%
2012	0.80%	1,018	43.101045	43,877	0.14%	14.58%
2011	0.50%	5,224	16.016880	83,672	0.54%	-6.03%
2011	0.80%	1,267	37.616516	47,660	0.54%	-6.31%
2010	0.50%	5,584	17.044456	95,176	0.29%	24.69%
2010	0.80%	1,836	40.149925	73,715	0.29%	24.32%
2009	0.50%	6,724	13.668976	91,910	0.27%	34.03%
2009	0.80%	1,925	32.295248	62,168	0.27%	33.63%
2008	0.50%	6,760	10.198422	68,941	0.75%	-38.50%
2008	0.80%	2,276	24.167902	55,006	0.75%	-38.68%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2011	0.50%	317	13.707902	4,345	0.00%	-2.72%
2010	0.80%	270	14.020971	3,786	0.10%	7.93%
2009	0.80%	298	12.990421	3,871	0.10%	29.90%	5/1/2009
NVIT Real Estate Fund - Class I (NVRE1)
2011	0.50%	6,043	10.056852	60,774	0.92%	5.97%
2010	0.50%	5,030	9.490250	47,736	1.89%	29.53%
VP Balanced Fund - Class I (ACVB)
2012	0.50%	6,921	16.611389	114,967	2.04%	11.24%
2012	0.80%	2,924	30.911891	90,386	2.04%	10.91%
2011	0.50%	8,012	14.932609	119,640	1.89%	4.81%
2011	0.80%	3,436	27.871548	95,767	1.89%	4.49%
2010	0.50%	9,299	14.247616	132,489	1.91%	11.08%
2010	0.80%	4,287	26.672710	114,346	1.91%	10.75%
2009	0.50%	9,094	12.826562	116,645	5.38%	14.91%
2009	0.80%	4,928	24.084460	118,688	5.38%	14.56%
2008	0.50%	8,932	11.162622	99,704	2.57%	-20.73%
2008	0.80%	5,783	21.023041	121,576	2.57%	-20.97%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Capital Appreciation Fund - Class I (ACVCA)
2012	0.50%	1,628	$ 20.617570	$ 33,565	0.00%	15.42%
2012	0.80%	1,821	36.864587	67,130	0.00%	15.08%
2011	0.50%	4,488	17.862833	80,168	0.00%	-6.97%
2011	0.80%	1,887	32.035223	60,450	0.00%	-7.25%
2010	0.50%	5,228	19.201550	100,386	0.00%	30.64%
2010	0.80%	2,139	34.539358	73,880	0.00%	30.25%
2009	0.50%	4,910	14.698413	72,169	0.81%	36.39%
2009	0.80%	2,277	26.518517	60,383	0.81%	35.98%
2008	0.50%	4,540	10.776771	48,927	0.00%	-46.45%
2008	0.80%	2,414	19.501606	47,077	0.00%	-46.61%
VP Income & Growth Fund - Class I (ACVIG)
2012	0.50%	16	14.453410	231	2.10%	14.17%
2012	0.80%	1,356	14.132942	19,164	2.10%	13.83%
2011	0.50%	107	12.659487	1,355	1.47%	2.60%
2011	0.80%	1,448	12.416062	17,978	1.47%	2.29%
2010	0.50%	1,140	12.338840	14,066	1.55%	13.58%
2010	0.80%	1,426	12.137849	17,309	1.55%	13.24%
2009	0.50%	1,240	10.863811	13,471	4.86%	17.51%
2009	0.80%	1,386	10.718927	14,856	4.86%	17.16%
2008	0.50%	829	9.245170	7,664	2.23%	-34.91%
2008	0.80%	1,337	9.149298	12,233	2.23%	-35.11%
VP International Fund - Class I (ACVI)
2012	0.50%	1,426	16.102117	22,962	0.98%	20.56%
2012	0.80%	646	24.177125	15,618	0.98%	20.19%
2011	0.50%	4,062	13.356579	54,254	1.44%	-12.48%
2011	0.80%	652	20.115095	13,115	1.44%	-12.74%
2010	0.50%	5,179	15.261114	79,037	2.70%	12.73%
2010	0.80%	705	23.052345	16,252	2.70%	12.39%
2009	0.50%	7,013	13.538034	94,942	1.98%	33.10%
2009	0.80%	1,034	20.510931	21,208	1.98%	32.70%
2008	0.50%	6,425	10.171511	65,352	0.83%	-45.10%
2008	0.80%	1,092	15.456745	16,879	0.83%	-45.26%
VP Ultra(R) Fund - Class I (ACVU1)
2012	0.80%	101	12.833579	1,296	0.00%	13.01%
2011	0.80%	144	11.355687	1,635	0.00%	0.26%
2010	0.80%	195	11.325943	2,209	0.09%	15.16%
2009	0.80%	72	9.834961	708	0.28%	33.41%
2008	0.80%	70	7.372088	516	0.00%	-41.95%
VP Value Fund - Class I (ACVV)
2012	0.50%	7,746	16.165101	125,215	1.87%	14.00%
2012	0.80%	975	27.353345	26,670	1.87%	13.66%
2011	0.50%	9,744	14.179559	138,166	1.98%	0.51%
2011	0.80%	1,099	24.065812	26,448	1.98%	0.21%
2010	0.50%	10,818	14.107366	152,613	2.27%	12.86%
2010	0.80%	1,410	24.015065	33,861	2.27%	12.52%
2009	0.50%	9,684	12.500187	121,052	5.70%	19.27%
2009	0.80%	1,946	21.343028	41,534	5.70%	18.91%
2008	0.50%	10,952	10.480964	114,787	2.43%	-27.14%
2008	0.80%	2,048	17.949130	36,760	2.43%	-27.36%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2012	0.50%	166	$ 18.859865	$ 3,131	0.47%	15.16%
2012	0.80%	1,011	18.247194	18,448	0.47%	14.82%
2011	0.50%	382	16.376687	6,256	0.57%	0.06%
2011	0.80%	995	15.892376	15,813	0.57%	-0.24%
2010	0.50%	102	16.366486	1,669	0.57%	25.20%
2010	0.80%	1,036	15.930108	16,504	0.57%	24.82%
2009	0.50%	99	13.072332	1,294	3.33%	24.40%
2009	0.80%	1,066	12.761955	13,604	3.33%	24.03%
2008	0.50%	2,080	10.508035	21,857	0.87%	-31.26%
2008	0.80%	984	10.289367	10,125	0.87%	-31.46%
Appreciation Portfolio - Initial Shares (DCAP)
2012	0.50%	15	15.563343	233	3.62%	9.88%
2012	0.80%	435	19.609067	8,530	3.62%	9.55%
2011	0.50%	16	14.164194	227	1.65%	8.47%
2011	0.80%	561	17.899937	10,042	1.65%	8.15%
2010	0.50%	16	13.058266	209	2.30%	14.74%
2010	0.80%	568	16.551777	9,401	2.30%	14.40%
2009	0.50%	139	11.380534	1,582	2.97%	21.95%
2009	0.80%	585	14.468488	8,464	2.97%	21.58%
2008	0.50%	570	9.332320	5,319	2.08%	-29.90%
2008	0.80%	643	11.900157	7,652	2.08%	-30.11%
Growth and Income Portfolio - Initial Shares (DGI)
2012	0.50%	1,053	13.470538	14,184	1.48%	17.48%
2012	0.80%	278	16.467463	4,578	1.48%	17.13%
2011	0.80%	1,099	14.059096	15,451	1.14%	-3.57%
2010	0.50%	676	11.854514	8,014	1.25%	18.02%
2010	0.80%	1,369	14.579135	19,959	1.25%	17.66%
2009	0.50%	645	10.044876	6,479	1.34%	28.14%
2009	0.80%	1,286	12.390653	15,934	1.34%	27.76%
2008	0.50%	602	7.838755	4,719	0.65%	-40.71%
2008	0.80%	1,441	9.698392	13,975	0.65%	-40.89%
Quality Bond Fund II - Primary Shares (FQB)
2012	0.50%	804	16.805776	13,512	5.54%	9.17%
2012	0.80%	585	16.228008	9,493	5.54%	8.85%
2011	0.50%	3,769	15.393648	58,019	5.92%	1.76%
2011	0.80%	751	14.909191	11,197	5.92%	1.46%
2010	0.50%	4,951	15.126871	74,893	4.69%	7.96%
2010	0.80%	811	14.694701	11,917	4.69%	7.64%
2009	0.50%	4,828	14.011148	67,646	6.44%	19.83%
2009	0.80%	572	13.651720	7,809	6.44%	19.48%
2008	0.50%	5,140	11.692134	60,098	4.99%	-7.75%
2008	0.80%	866	11.426394	9,895	4.99%	-8.03%
Equity-Income Portfolio - Initial Class (FEIP)
2012	0.50%	8,544	14.663112	125,282	3.01%	16.72%
2012	0.80%	1,254	55.150112	69,158	3.01%	16.37%
2011	0.50%	7,419	12.562508	93,201	2.50%	0.47%
2011	0.80%	2,195	47.391689	104,025	2.50%	0.17%
2010	0.50%	7,173	12.503874	89,690	1.54%	14.58%
2010	0.80%	2,434	47.311929	115,157	1.54%	14.23%
2009	0.50%	15,389	10.913246	167,944	2.37%	29.56%
2009	0.80%	2,768	41.417283	114,643	2.37%	29.17%
2008	0.50%	15,798	8.423373	133,072	2.38%	-42.94%
2008	0.80%	2,680	32.063918	85,931	2.38%	-43.11%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Portfolio - Initial Class (FHIP)
2012	0.50%	977	$ 23.353979	$ 22,817	5.84%	13.66%
2012	0.80%	353	42.791316	15,105	5.84%	13.32%
2011	0.50%	1,019	20.547736	20,938	6.50%	3.51%
2011	0.80%	362	37.762814	13,670	6.50%	3.20%
2010	0.50%	1,135	19.850314	22,530	6.15%	13.26%
2010	0.80%	390	36.590379	14,270	6.15%	12.92%
2009	0.50%	1,576	17.526984	27,623	8.40%	43.24%
2009	0.80%	395	32.404743	12,800	8.40%	42.81%
2008	0.50%	1,598	12.236105	19,553	8.41%	-25.36%
2008	0.80%	549	22.690582	12,457	8.41%	-25.58%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2012	0.50%	691	16.358501	11,304	1.94%	11.92%
2012	0.80%	496	38.347550	19,020	1.94%	11.58%
2011	0.50%	743	14.616312	10,860	1.92%	-3.05%
2011	0.80%	315	34.366682	10,826	1.92%	-3.34%
2010	0.50%	792	15.075429	11,940	1.58%	13.69%
2010	0.80%	327	35.552451	11,626	1.58%	13.35%
2009	0.50%	5,252	13.259567	69,639	2.44%	28.47%
2009	0.80%	51	31.363945	1,600	2.44%	28.08%
2008	0.50%	5,624	10.321235	58,047	5.82%	-29.07%
2008	0.80%	26	24.486999	637	5.82%	-29.29%
VIP Contrafund Portfolio - Initial Class (FCP)
2012	0.50%	16,565	19.382994	321,079	1.13%	15.83%
2012	0.80%	3,546	41.388520	146,764	1.13%	15.49%
2011	0.50%	24,596	16.733387	411,574	1.00%	-3.01%
2011	0.80%	3,877	35.838413	138,946	1.00%	-3.30%
2010	0.50%	22,654	17.252816	390,845	1.15%	16.63%
2010	0.80%	5,444	37.061698	201,764	1.15%	16.28%
2009	0.50%	28,417	14.792448	420,357	1.44%	35.03%
2009	0.80%	5,992	31.871810	190,976	1.44%	34.63%
2008	0.50%	29,295	10.954696	320,918	0.95%	-42.80%
2008	0.80%	5,986	23.673901	141,712	0.95%	-42.97%
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
2012	0.50%	103	15.020591	1,547	0.29%	19.01%
2012	0.80%	1,029	13.701547	14,099	0.29%	18.66%
2011	0.50%	788	12.620807	9,945	0.18%	1.79%
2011	0.80%	1,070	11.547159	12,355	0.18%	1.48%
2010	0.50%	908	12.399181	11,258	0.21%	23.12%
2010	0.80%	889	11.378392	10,115	0.21%	22.75%
2009	0.50%	1,127	10.070895	11,350	0.58%	45.12%
2009	0.80%	867	9.269518	8,037	0.58%	44.69%
2008	0.50%	663	6.939543	4,601	0.44%	-55.24%
2008	0.80%	823	6.406522	5,273	0.44%	-55.38%
VIP Growth Portfolio - Initial Class (FGP)
2012	0.50%	11,298	13.439854	151,843	0.59%	14.12%
2012	0.80%	2,506	49.210357	123,321	0.59%	13.77%
2011	0.50%	12,830	11.777410	151,104	0.34%	-0.30%
2011	0.80%	2,797	43.253084	120,979	0.34%	-0.59%
2010	0.50%	14,984	11.812407	176,997	0.26%	23.55%
2010	0.80%	3,286	43.511676	142,979	0.26%	23.18%
2009	0.50%	21,964	9.560515	209,987	0.36%	27.65%
2009	0.80%	3,591	35.322377	126,843	0.36%	27.26%
2008	0.50%	24,395	7.489811	182,714	0.76%	-47.43%
2008	0.80%	3,787	27.755083	105,108	0.76%	-47.59%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Overseas Portfolio - Initial Class (FOP)
2012	0.50%	2,710	$ 15.626055	$ 42,347	1.48%	20.14%
2012	0.80%	1,045	26.574860	27,771	1.48%	19.78%
2011	0.50%	5,185	13.006847	67,441	1.40%	-17.58%
2011	0.80%	1,111	22.187015	24,650	1.40%	-17.82%
2010	0.50%	5,123	15.780471	80,843	1.43%	12.55%
2010	0.80%	1,397	26.999105	37,718	1.43%	12.21%
2009	0.50%	5,580	14.020792	78,236	2.20%	25.90%
2009	0.80%	1,413	24.060407	33,997	2.20%	25.52%
2008	0.50%	5,948	11.136551	66,240	2.60%	-44.09%
2008	0.80%	1,475	19.168350	28,273	2.60%	-44.25%
VIP Value Strategies Portfolio - Service Class (FVSS)
2012	0.50%	75	17.856980	1,339	0.38%	26.47%
2012	0.80%	759	17.570001	13,336	0.38%	26.09%
2011	0.50%	72	14.120004	1,017	0.94%	-9.30%
2011	0.80%	1,203	13.934920	16,764	0.94%	-9.57%
2010	0.50%	69	15.568077	1,074	0.46%	25.82%
2010	0.80%	1,231	15.410121	18,970	0.46%	25.45%
2009	0.50%	65	12.372931	804	0.53%	56.61%
2009	0.80%	1,266	12.284130	15,552	0.53%	56.14%
2008	0.50%	242	7.900380	1,912	0.72%	-51.42%
2008	0.80%	1,240	7.867248	9,755	0.72%	-51.57%
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2012	0.80%	795	20.436462	16,247	2.74%	3.77%
2011	0.50%	204	11.765513	2,400	4.28%	-0.21%
2011	0.80%	782	19.694057	15,401	4.28%	-0.51%
2010	0.80%	764	19.794631	15,123	10.58%	4.45%
2009	0.80%	311	18.952010	5,894	7.84%	12.42%
2008	0.80%	315	16.857653	5,310	4.40%	-14.12%
Balanced Portfolio - I Class Shares (AMBP)
2012	0.50%	22,843	13.917384	317,915	0.00%	8.80%
2012	0.80%	9,148	27.666206	253,090	0.00%	8.47%
2011	0.50%	23,664	12.792242	302,716	0.30%	-1.13%
2011	0.80%	11,291	25.506132	287,990	0.30%	-1.42%
2010	0.50%	24,197	12.937942	313,059	0.99%	18.24%
2010	0.80%	12,682	25.873996	328,134	0.99%	17.88%
2009	0.50%	24,581	10.942501	268,978	3.27%	21.86%
2009	0.80%	14,387	21.949099	315,782	3.27%	21.49%
2008	0.50%	25,780	8.979896	231,502	3.60%	-39.45%
2008	0.80%	16,637	18.066495	300,573	3.60%	-39.63%
Growth Portfolio - I Class Shares (AMTG)
2012	0.50%	5,670	18.427557	104,484	0.00%	12.04%
2012	0.80%	1,080	38.058319	41,103	0.00%	11.70%
2011	0.50%	5,356	16.447598	88,093	0.00%	-0.71%
2011	0.80%	1,428	34.071422	48,654	0.00%	-1.01%
2010	0.50%	5,576	16.565488	92,369	0.00%	30.68%
2010	0.80%	1,769	34.418528	60,886	0.00%	30.29%
2009	0.50%	5,592	12.676397	70,886	0.00%	29.71%
2009	0.80%	1,794	26.417094	47,392	0.00%	29.32%
2008	0.50%	5,746	9.772974	56,156	0.00%	-43.96%
2008	0.80%	1,789	20.427668	36,545	0.00%	-44.13%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Guardian Portfolio - I Class Shares (AMGP)
2012	0.50%	843	$ 15.068893	$ 12,703	0.28%	12.16%
2012	0.80%	407	14.963947	6,090	0.28%	11.83%
2011	0.50%	832	13.434865	11,178	0.46%	-3.42%
2011	0.80%	444	13.381489	5,941	0.46%	-3.71%
2010	0.50%	1,239	13.911056	17,236	0.33%	18.42%
2010	0.80%	566	13.897336	7,866	0.33%	18.07%
2009	0.50%	2,353	11.747251	27,641	1.16%	29.04%
2009	0.80%	399	11.770887	4,697	1.16%	28.65%
2008	0.50%	2,481	9.103474	22,586	0.53%	-37.56%
2008	0.80%	414	9.149198	3,788	0.53%	-37.75%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2012	0.50%	2,490	14.689111	36,576	0.38%	16.02%
2012	0.80%	35	34.652161	1,213	0.38%	15.67%
2011	0.50%	3,893	12.661266	49,290	0.00%	-11.80%
2011	0.80%	55	29.958324	1,648	0.00%	-12.06%
2010	0.50%	3,990	14.355039	57,277	0.51%	15.09%
2010	0.80%	164	34.067932	5,587	0.51%	14.74%
2009	0.50%	9,534	12.472952	118,917	2.59%	55.30%
2009	0.80%	384	29.690132	11,401	2.59%	54.83%
2008	0.50%	8,318	8.031718	66,807	0.66%	-52.63%
2008	0.80%	528	19.175837	10,125	0.66%	-52.77%
Balanced Fund/VA - Non-Service Shares (OVMS)
2012	0.50%	848	12.448701	10,556	1.34%	11.78%
2012	0.80%	238	32.097298	7,639	1.34%	11.44%
2011	0.50%	840	11.136927	9,355	2.24%	0.22%
2011	0.80%	228	28.801503	6,567	2.24%	-0.08%
2010	0.50%	830	11.112646	9,223	1.88%	12.35%
2010	0.80%	223	28.824840	6,428	1.88%	12.02%
2009	0.50%	3,761	9.890975	37,200	0.00%	21.29%
2009	0.80%	221	25.732996	5,687	0.00%	20.92%
2008	0.50%	4,293	8.155117	35,010	2.81%	-43.75%
2008	0.80%	313	21.280608	6,661	2.81%	-43.92%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2012	0.50%	3,471	13.045743	45,282	0.66%	13.55%
2012	0.80%	4,036	18.307827	73,890	0.66%	13.21%
2011	0.50%	4,636	11.489163	53,264	0.36%	-1.64%
2011	0.80%	4,257	16.171947	68,844	0.36%	-1.94%
2010	0.50%	6,490	11.680876	75,809	0.18%	8.87%
2010	0.80%	5,129	16.491096	84,583	0.18%	8.55%
2009	0.50%	6,517	10.729059	69,921	0.32%	43.80%
2009	0.80%	5,636	15.192792	85,627	0.32%	43.37%
2008	0.50%	6,983	7.461244	52,101	0.15%	-45.79%
2008	0.80%	4,413	10.597162	46,765	0.15%	-45.95%
Core Bond Fund/VA - Non-Service Shares (OVB)
2012	0.50%	1,224	11.753895	14,387	4.99%	9.74%
2012	0.80%	473	22.444505	10,616	4.99%	9.41%
2011	0.50%	1,206	10.710654	12,917	5.65%	7.73%
2011	0.80%	524	20.513983	10,749	5.65%	7.41%
2010	0.50%	1,172	9.942296	11,652	1.77%	10.86%
2010	0.80%	497	19.099412	9,492	1.77%	10.53%
2009	0.50%	1,171	8.968389	10,502	0.00%	9.07%
2009	0.80%	467	17.280243	8,070	0.00%	8.74%
2008	0.50%	1,001	8.222907	8,231	4.76%	-39.35%
2008	0.80%	428	15.891423	6,802	4.76%	-39.54%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Non-Service Shares (OVGS)
2012	0.50%	4,602	$ 19.137540	$ 88,071	2.23%	20.66%
2012	0.80%	1,411	49.700720	70,128	2.23%	20.30%
2011	0.50%	6,361	15.860887	100,891	1.27%	-8.75%
2011	0.80%	1,505	41.315188	62,179	1.27%	-9.02%
2010	0.50%	6,650	17.381105	115,584	1.47%	15.39%
2010	0.80%	1,671	45.410978	75,882	1.47%	15.04%
2009	0.50%	7,301	15.063365	109,978	2.18%	39.07%
2009	0.80%	1,629	39.473604	64,303	2.18%	38.66%
2008	0.50%	7,003	10.831123	75,850	1.64%	-40.49%
2008	0.80%	1,740	28.468276	49,535	1.64%	-40.67%
VIP Trust - Global Bond Fund: Initial Class (VWBF)
2012	0.50%	3,694	21.718706	80,229	2.17%	5.02%
2012	0.80%	568	28.864790	16,395	2.17%	4.71%
2011	0.50%	3,748	20.680148	77,509	7.68%	7.60%
2011	0.80%	572	27.567293	15,768	7.68%	7.28%
2010	0.50%	3,758	19.219131	72,225	3.48%	5.67%
2010	0.80%	657	25.696459	16,883	3.48%	5.35%
2009	0.50%	3,797	18.188464	69,062	3.76%	5.45%
2009	0.80%	661	24.391466	16,123	3.76%	5.14%
2008	0.50%	5,219	17.247964	90,017	2.43%	3.09%
2008	0.80%	663	23.199721	15,381	2.43%	2.78%
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2012	0.50%	2,497	35.152690	87,776	0.00%	29.16%
2012	0.80%	1,333	25.880034	34,498	0.00%	28.77%
2011	0.50%	3,245	27.216583	88,318	1.06%	-26.11%
2011	0.80%	1,439	20.097645	28,921	1.06%	-26.33%
2010	0.50%	3,065	36.832637	112,892	0.61%	26.21%
2010	0.80%	2,193	27.280173	59,825	0.61%	25.83%
2009	0.50%	3,501	29.184239	102,174	0.17%	112.11%
2009	0.80%	2,549	21.680199	55,263	0.17%	111.48%
2008	0.50%	4,452	13.758783	61,254	0.00%	-64.96%
2008	0.80%	2,025	10.251688	20,760	0.00%	-65.06%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2012	0.50%	2,197	37.691455	82,808	0.54%	2.87%
2012	0.80%	158	59.904316	9,465	0.54%	2.56%
2011	0.50%	2,645	36.640068	96,913	1.22%	-16.87%
2011	0.80%	196	58.408748	11,448	1.22%	-17.12%
2010	0.50%	2,658	44.073744	117,148	0.34%	28.59%
2010	0.80%	457	70.469847	32,205	0.34%	28.21%
2009	0.50%	2,435	34.274355	83,458	0.23%	56.75%
2009	0.80%	459	54.965972	25,229	0.23%	56.28%
2008	0.50%	2,055	21.865685	44,934	0.26%	-46.39%
2008	0.80%	361	35.171506	12,697	0.26%	-46.56%
Advantage VT Discovery Fund (SVDF)
2012	0.50%	1,335	24.686869	32,957	0.00%	17.15%
2012	0.80%	583	53.457547	31,166	0.00%	16.80%
2011	0.50%	1,610	21.073464	33,928	0.00%	-0.08%
2011	0.80%	570	45.770390	26,089	0.00%	-0.38%
2010	0.50%	2,251	21.089703	47,473	0.00%	34.87%
2010	0.80%	460	45.943029	21,134	0.00%	34.46%
2009	0.50%	2,303	15.637455	36,013	0.00%	39.60%
2009	0.80%	469	34.167709	16,025	0.00%	39.19%
2008	0.50%	2,388	11.201285	26,749	0.00%	-44.63%
2008	0.80%	476	24.548248	11,685	0.00%	-44.80%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage VT Opportunity Fund - Class 2 (SVOF)
2012	0.50%	4,443	$ 17.552953	$ 77,988	0.10%	14.94%
2012	0.80%	554	68.495126	37,946	0.10%	14.60%
2011	0.50%	4,781	15.270826	73,010	0.14%	-5.99%
2011	0.80%	594	59.769284	35,503	0.14%	-6.27%
2010	0.50%	5,710	16.243745	92,752	0.76%	23.14%
2010	0.80%	643	63.767991	41,003	0.76%	22.77%
2009	0.50%	5,883	13.191420	77,605	0.00%	47.00%
2009	0.80%	766	51.940893	39,787	0.00%	46.56%
2008	0.50%	5,311	8.973793	47,660	1.85%	-40.40%
2008	0.80%	758	35.440201	26,864	1.85%	-40.58%
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (obsolete) (NVAGF6)
2010	0.80%	37	12.142296	449	5.72%	6.90%
2009	0.80%	32	11.358910	363	3.37%	13.59%	5/1/2009
Credit Suisse Trust-International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.50%	1,076	11.285605	12,143	0.07%	11.67%
2010	0.80%	927	11.250005	10,429	0.07%	11.34%
2009	0.50%	4,853	10.106089	49,045	0.00%	1.06%	12/11/2009
2009	0.80%	1,226	10.104432	12,388	0.00%	1.04%	12/11/2009
Gartmore NVIT Global Utilities Fund - Class I (obsolete) (GVGU1)
2009	0.50%	353	17.345278	6,123	4.37%	7.47%
2009	0.80%	736	16.809985	12,372	4.37%	7.15%
2008	0.50%	547	16.139622	8,828	2.44%	-33.27%
2008	0.80%	514	15.688527	8,064	2.44%	-33.47%
International Equity Flex I Portfolio (obsolete) (WIEP)
2009	0.80%	6	13.697907	82	11.08%	21.27%
2008	0.50%	5,287	10.829754	57,257	1.79%	-41.33%
2008	0.80%	846	11.295534	9,556	1.79%	-41.51%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.50%	1,531	7.866593	12,044	1.89%	-47.02%
2008	0.80%	213	8.132149	1,732	1.89%	-47.18%
NVIT Global Financial Services Fund - Class I (obsolete) (GVGF1)
2009	0.50%	435	13.079427	5,690	1.08%	31.10%
2009	0.80%	551	13.062701	7,198	1.08%	30.70%
2008	0.50%	84	9.976958	838	1.56%	-46.54%
2008	0.80%	413	9.994191	4,128	1.56%	-46.70%
NVIT Health Sciences Fund - Class I (obsolete) (GVGH1)
2009	0.50%	582	13.814693	8,040	0.29%	18.57%
2009	0.80%	301	12.988959	3,910	0.29%	18.21%
2008	0.50%	227	11.651250	2,645	0.28%	-25.59%
2008	0.80%	277	10.987732	3,044	0.28%	-25.81%
NVIT Leaders Fund - Class I (obsolete) (GVUS1)
2009	0.50%	258	11.436125	2,951	0.84%	33.12%
2009	0.80%	781	11.332557	8,851	0.84%	32.72%
2008	0.50%	268	8.590809	2,302	0.78%	-50.16%
2008	0.80%	814	8.538594	6,950	0.78%	-50.31%
NVIT U.S. Growth Leaders Fund - Class I (obsolete) (GVUG1)
2009	0.80%	364	13.366367	4,865	0.00%	24.84%
2008	0.80%	360	10.707131	3,855	0.00%	-41.76%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.50%	3,266	$ 10.819699	$ 35,337	0.15%	13.89%
2010	0.80%	724	16.948037	12,270	0.15%	13.55%
2009	0.50%	2,498	9.500282	23,732	1.20%	24.04%
2009	0.80%	752	14.925949	11,224	1.20%	23.67%
2008	0.50%	2,046	7.658783	15,670	0.08%	-34.92%
2008	0.80%	846	12.068936	10,210	0.08%	-35.12%

2012	Contract owners equity:				$ 15,271,828
2011	Contract owners equity:				$ 15,790,875
2010	Contract owners equity:				$ 17,288,269
2009	Contract owners equity:				$ 16,696,674
2008	Contract owners equity:				$ 14,625,816

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.